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                                  ARMADA FUNDS

                              HIGH YIELD BOND FUND

                         CLASS I SHARES (INSTITUTIONAL)
                            CLASS A SHARES (RETAIL)
                              CLASS B AND H SHARES
                                 CLASS C SHARES

                Supplement dated August 29, 2002 to Prospectuses and Statement of Additional Information (SAI) dated July 28, 2002

      THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SAI, AND SHOULD BE RETAINED AND READ
                 IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.

The Armada High Yield Bond Fund has not yet commenced operations. Please contact either the Fund at 1-800-622-FUND (3863) or your authorized broker or financial institution for more information on the Fund's availability.

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              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.